NET PREMIUMS EARNED (Details 3) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,304,918	S/ 2,296,893	S/ 2,193,755
Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 949,515	S/ 876,315	S/ 857,576
Servicewise participation rate in Life Insurance Gross Premium		100.00%	100.00%	100.00%
Credit life [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 436,443	S/ 366,623	S/ 343,643
Servicewise participation rate in Life Insurance Gross Premium		45.96%	41.83%	40.07%
Group life [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 117,580	S/ 118,634	S/ 187,857
Servicewise participation rate in Life Insurance Gross Premium		12.38%	13.54%	21.91%
Retirement, disability and survival [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[2]	S/ 237,559	S/ 214,310	S/ 116,251
Servicewise participation rate in Life Insurance Gross Premium	[2]	25.02%	24.46%	13.56%
Annuities [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 26,093	S/ 28,799	S/ 16,853
Servicewise participation rate in Life Insurance Gross Premium		2.75%	3.29%	1.96%
Individual life and personal accident [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 131,840	S/ 147,949	S/ 192,972
Servicewise participation rate in Life Insurance Gross Premium		13.89%	16.88%	22.50%

[1]	Includes the annual variation of the unearned premiums and other technical reserves.
[2]	This item includes Complementary Work Risk Insurance (“SCTR” from its Spanish acronym).